Consolidated Statement of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES:
Net income (loss)	$ (922)	$ 361	$ 1,592
Adjustments to reconcile to net cash provided by operating activities:
Depreciation, depletion and amortization	1,507	1,469	1,310
Provision (benefit) for deferred income taxes	(155)	249	611
Provision for loss on goodwill, investments, property and other assets	1,735	386	166
Gain on sale of contractual production rights			(148)
Provision for doubtful accounts and notes	(6)	48	15
Amortization of stock-based awards	48	43	31
Early debt retirement costs	606	1	1
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	(36)	52	335
Inventories	(81)	33	(48)
Margin deposits and customer margin deposits payable	(1)	4	88
Other current assets and deferred charges	43	7	(82)
Accounts payable	(14)	5	(343)
Accrued liabilities	(29)	(170)	7
Changes in current and noncurrent derivative assets and liabilities	(42)	36	(121)
Other, including changes in noncurrent assets and liabilities	(2)	48	(59)
Net cash provided by operating activities	2,651	2,572	3,355
FINANCING ACTIVITIES:
Proceeds from long-term debt	5,129	595	674
Payments of long-term debt	(4,305)	(33)	(665)
Proceeds from sale of limited partner units of consolidated partnerships	806		362
Dividends paid	(284)	(256)	(250)
Purchase of treasury stock			(474)
Dividends and distributions paid to noncontrolling interests	(145)	(129)	(122)
Payments for debt issuance costs	(71)	(7)	(4)
Premiums paid on early debt retirements	(574)
Changes in restricted cash		40	(5)
Changes in cash overdrafts	14	(51)
Other - net	3	7	52
Net cash provided (used) by financing activities	573	166	(432)
INVESTING ACTIVITIES:
Capital expenditures	(2,788)	(2,387)	(3,394)
Purchases of investments/advances to affiliates	(488)	(142)	(111)
Purchase of businesses	(1,099)
Proceeds from sale of contractual production rights			148
Distribution from Gulfstream Natural Gas System, L.L.C.		148
Other - net	79	71	174
Net cash used by investing activities	(4,296)	(2,310)	(3,183)
Increase (decrease) in cash and cash equivalents	(1,072)	428	(260)
Cash and cash equivalents at beginning of year	1,867	1,439	1,699
Cash and cash equivalents at end of year	795	1,867	1,439
Increases to property, plant and equipment	(2,755)	(2,314)	(3,475)
Changes in related accounts payable and accrued liabilities	(33)	(73)	81
Capital expenditures	$ (2,788)	$ (2,387)	$ (3,394)